Advances to Suppliers, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Advances to Suppliers, net
Advances to suppliers	$ 90,000	$ 3,695,682
Allowance for doubtful accounts	0	0
Advances to suppliers, net	$ 90,000	$ 3,695,682